Other Noninterest Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consulting and legal	$ 120	$ 84	$ 57
Other staff expense	95	55	51
Postage and delivery	81	83	84
Communications	63	64	67
Operating supplies	45	47	41
Mortgage Reinsurance	28	27	115
Other expense	299	332	337
Total other noninterest expense	$ 731	$ 692	$ 752